Business combinations - Deutsche Bank’s Global Trust Solutions (Details) $ in Thousands			9 Months Ended	12 Months Ended
	May 29, 2018 USD ($)	Mar. 29, 2018 USD ($) client structure	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Payments to acquire businesses				$ 20,722	$ 0
Deutsche Bank’s Global Trust Solutions
Business Acquisition [Line Items]
Net cash payments		$ 24,680
Payments to acquire businesses		$ 30,200
Refund based upon movement in number of clients	$ 5,500
Number of trust structures managed and administrated | structure		1,000
Number of private clients | client		900
Acquisition related costs		$ 3,800	$ 1,900		1,900
Legal and professional transaction costs			1,000	$ 1,000	$ 1,600
Revenue			6,500
Net deficit			$ 2,900